Entity Wide Information and Disagregated Revenues (Details) - Schedule of Revenues from Contract Liability - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Revenues from Contract Liability [Line Items]
Opening balance	$ 648	$ 673	$ 581
Revenue recognized that was included in the contract liability balance at the beginning of the period	(494)	(593)	(452)
Additions		568	544
Remaining performance obligations	$ 386	$ 648	$ 673